Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure - Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer [Abstract]
Assets recognized from the costs to obtain a contract with a customer	¥ 192,532	¥ 186,074